Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 25,276.9	$ 22,031.7
Gross Unrealized Gains	2,097.0	1,588.9
Gross Unrealized Losses	(99.4)	(139.8)
Net Realized Gains (Losses)	0.2	1.8
Fair Value	$ 27,274.7	$ 23,482.6
% of Total Fair Value	100.00%	100.00%
Other Receivables from Broker-Dealers and Clearing Organizations	$ 5.8
Other Payables to Broker-Dealers and Clearing Organizations		$ 27.8
Securities Held In Consolidated Non-Insurance Subsidiary	1,600.0	1,300.0
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost	20,209.9	16,287.1
Gross Unrealized Gains	82.0	76.5
Gross Unrealized Losses	(90.4)	(121.6)
Net Realized Gains (Losses)	0.2	1.8
Fair Value	$ 20,201.7	$ 16,243.8
% of Total Fair Value	74.10%	69.20%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 6,688.8	$ 2,899.2
Gross Unrealized Gains	1.1	0.0
Gross Unrealized Losses	(44.0)	(29.1)
Net Realized Gains (Losses)	0.0	0.0
Fair Value	$ 6,645.9	$ 2,870.1
% of Total Fair Value	24.40%	12.20%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 2,285.6	$ 2,509.5
Gross Unrealized Gains	20.7	13.8
Gross Unrealized Losses	(9.3)	(20.7)
Net Realized Gains (Losses)	0.1	0.0
Fair Value	$ 2,297.1	$ 2,502.6
% of Total Fair Value	8.40%	10.70%
Fixed maturities | Foreign government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 0.0	$ 24.5
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Realized Gains (Losses)	0.0	0.0
Fair Value	$ 0.0	$ 24.5
% of Total Fair Value	0.00%	0.10%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 4,997.2	$ 4,557.8
Gross Unrealized Gains	14.8	17.3
Gross Unrealized Losses	(14.4)	(24.3)
Net Realized Gains (Losses)	0.1	0.1
Fair Value	$ 4,997.7	$ 4,550.9
% of Total Fair Value	18.30%	19.40%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 828.8	$ 1,489.7
Gross Unrealized Gains	11.3	23.7
Gross Unrealized Losses	(3.4)	(15.6)
Net Realized Gains (Losses)	0.0	1.5
Fair Value	$ 836.7	$ 1,499.3
% of Total Fair Value	3.10%	6.40%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 2,760.1	$ 2,266.9
Gross Unrealized Gains	11.8	12.0
Gross Unrealized Losses	(13.3)	(25.5)
Net Realized Gains (Losses)	0.0	0.0
Fair Value	$ 2,758.6	$ 2,253.4
% of Total Fair Value	10.10%	9.60%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 2,454.5	$ 2,350.7
Gross Unrealized Gains	4.5	4.6
Gross Unrealized Losses	(4.5)	(4.4)
Net Realized Gains (Losses)	0.2	0.2
Fair Value	$ 2,454.7	$ 2,351.1
% of Total Fair Value	9.00%	10.00%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 194.9	$ 188.8
Gross Unrealized Gains	17.8	5.1
Gross Unrealized Losses	(1.5)	(2.0)
Net Realized Gains (Losses)	(0.2)	0.0
Fair Value	$ 211.0	$ 191.9
% of Total Fair Value	0.80%	0.80%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 698.6	$ 734.2
Gross Unrealized Gains	114.0	135.4
Gross Unrealized Losses	(8.8)	(16.1)
Net Realized Gains (Losses)	0.0	0.0
Fair Value	$ 803.8	$ 853.5
% of Total Fair Value	2.90%	3.60%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 1,499.0	$ 1,437.5
Gross Unrealized Gains	1,901.0	1,377.0
Gross Unrealized Losses	(0.2)	(2.1)
Net Realized Gains (Losses)	0.0	0.0
Fair Value	$ 3,399.8	$ 2,812.4
% of Total Fair Value	12.50%	12.00%
Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 2,869.4	$ 3,572.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Realized Gains (Losses)	0.0	0.0
Fair Value	$ 2,869.4	$ 3,572.9
% of Total Fair Value	10.50%	15.20%